PROPOSED OFFERING	12 Months Ended
Dec. 31, 2024
PROPOSED OFFERING
PROPOSED OFFERING

NOTE 3. PROPOSED OFFERING

Pursuant to the Proposed Offering, the Company will offer for sale up to 8,000,000 Units (or 9,200,000 Units if the underwriters’ overallotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one common share and one Public Rights to receive one-tenth common share.